Subordinated loans	12 Months Ended
Dec. 31, 2018
Disclosure subordinated liabilities [abstract]
Subordinated loans
19 Subordinated loans

Subordinated loans by group companies
	2018	2017
ING Groep N.V.	10,355	8,253
ING Group companies	3,370	7,715
	13,724	15,968

Subordinated loans issued by ING Groep N.V. include loans issued to raise Tier 1 capital for ING Bank N.V. Under IFRS these bonds are classified as liabilities and for regulatory purposes, they are considered capital. Subordinated loans issued by ING Group companies comprise, for the most part, subordinated loans which are subordinated to all current and future liabilities of ING Bank N.V.

Changes in subordinated loans
	2018	2017
Opening balance	15,968	17,223
Effect of changes in accounting policy	241
New issuances	1,859	2,331
Repayments	–4,646	–2,343
Exchange rate differences and other	302	–1,243
Closing balance	13,724	15,968

In March 2018, ING Groep N.V. issued EUR 750 million and USD 1,250 million securities that qualify as subordinated CRD IV Tier 2 notes with coupon of 2.00% until 22 March 2030 and 4.70% until 22 March 2028 respectively.

In May 2018 ING redeemed the EUR 1,000 million 6.125% and the GBP 800 million 6.875% Tier 2 Debt Securities. In November ING redeemed the EUR 1,057 million 3.50% and the USD 2,058 million 4.125% Tier 2 Debt Securities.

The average interest rate on subordinated loans is 4.44% (2017: 4.73%). The interest expense during the year 2018 was EUR 711 million (2017: EUR 784 million).